Debt - Debt Obligations and Schedule Maturities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Debt
2024	$ 612
2025	0	$ 1,397
2026	2,170
2028		6,805
Total	$ 2,782	$ 8,202